Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay
Versus
Performance
Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance measures for the fiscal years listed below. You should refer to our Compensation Discussion and Analysis section of this proxy statement for a complete description of how executive compensation relates to Company performance measures and how the Compensation Committee makes its decisions related thereto.
Pay Versus Performance Table
The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2022, December 31, 2021, and December 31, 2020 along with the financial information required to be disclosed for each fiscal year:

					Year-end value of $100 invested on December 31, 2019 in:
Year	Summary Compensation Table Total for CEO (1) $	Compensation Actually Paid to CEO (2)(3) $	Average Summary Compensation Table Total for Non-CEO NEOs (4) $	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)(4) $	LNTH $	S&P 600 Health Care Index $	Net Income (in millions) $	Net Revenue (5) (in millions) $

2022	9,479,445	21,038,162	2,968,158	5,209,956	248.46	102.60	28.1	935.1
2021	6,185,143	14,893,417	1,571,289	2,161,359	140.86	139.26	-71.3	425.2
2020	4,326,357	300,587	1,114,249	601,962	65.77	131.54	-13.5	339.4
(1)	The CEO in each reporting year is Mary Anne Heino.
(2)	Subtractions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2022		2021		2020
	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)

Total Compensation from SCT	9,479,445	2,968,158	6,185,143	1,571,289	4,326,357	1,114,249
Subtractions:
SCT Value of Stock and Option Awards	7,246,107	2,047,348	4,036,516	988,038	2,895,255	541,996
Adjustments:
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year end	6,639,815	1,848,646	6,809,771	1,089,451	2,169,385	420,038
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	9,278,284	1,770,326	5,429,728	540,943	(2,315,727)	(295,815)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	2,886,725	670,174	505,290	85,754	(984,173)	(94,514)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	(138,040)	0	0
Compensation Actually Paid (as calculated)	21,038,162	5,209,956	14,893,417	2,161,359	300,587	601,962

(3)	No stock options vested in 2022, 2021 or 2020, The following table illustrates the valuation assumptions as of the vesting date for awards that vested in each of 2022, 2021 and 2020:

Award Type Vesting	Weighted Average Fair Value
	2022	2021	2020
RSUs	$52.93	$19.52	$14.64
PSUs	$46.63	$19.06	$16.57
The value of awards outstanding and unvested as of each fiscal year end were based on our closing stock prices of $50.96 as of

December 31, 2022, $28.89
as of December 31, 2021,
$13.49
as of December 31, 2020, and $20.51 on December 31, 2019 and were computed in accordance with FASB ASC Topic 718, excluding the effect of estimated forfeitures. The assumptions used in valuation of stock-based awards are discussed in Note 16 in our Audited Consolidated Financial Statements included in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022. The probable outcome of outstanding PSU awards as a percent of target as of December 31, 2022, December 31, 2021, December 31, 2020, and December 31, 2019 is highlighted below:

Year Granted	Probable Outcome of Outstanding PSUs (% of Target)
	December 31, 2019	December 31, 2020	December 31, 2021	December 31, 2022
2018	126%	58%	—	—
2019	166%	105%	188%	—
2020	—	116%	178%	200%
2021	—	—	190%	199%
2022	—	—	—	165%

(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:

a.
2022: Robert J. Marshall, Jr. (Chief Financial Officer and Treasurer), Paul M. Blanchfield (Chief Operating Officer), Etienne Montagut (Chief Business Officer), Daniel M. Niedzwiecki (Senior Vice President, General Counsel and Corporate Secretary)

b.
2021: Robert J. Marshall, Jr. (Chief Financial Officer and Treasurer), Paul M. Blanchfield (Chief Commercial Officer), Etienne Montagut (Chief Business Officer), Daniel M. Niedzwiecki (Senior Vice President, General Counsel and Corporate Secretary), John Bolla (Former Chief Operations Officer), Dr. Istvan Molnar (Former Chief Medical Officer)

c.
2020: Robert J. Marshall, Jr. (Chief Financial Officer), John Bolla (Chief Operations Officer), Michael P. Duffy (Senior Vice President, Law and Public Policy and General Counsel), Dr. Istvan Molnar (Chief Medical Officer)

(5)	GAAP Revenue equals Net Revenue, so no reconciliations are required for 2022, 2021, or 2020. See our 2022 Annual Report on Form 10-K for the year ended December 31, 2022.

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote [Text Block]
(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:

a.
2022: Robert J. Marshall, Jr. (Chief Financial Officer and Treasurer), Paul M. Blanchfield (Chief Operating Officer), Etienne Montagut (Chief Business Officer), Daniel M. Niedzwiecki (Senior Vice President, General Counsel and Corporate Secretary)

b.
2021: Robert J. Marshall, Jr. (Chief Financial Officer and Treasurer), Paul M. Blanchfield (Chief Commercial Officer), Etienne Montagut (Chief Business Officer), Daniel M. Niedzwiecki (Senior Vice President, General Counsel and Corporate Secretary), John Bolla (Former Chief Operations Officer), Dr. Istvan Molnar (Former Chief Medical Officer)

c.
2020: Robert J. Marshall, Jr. (Chief Financial Officer), John Bolla (Chief Operations Officer), Michael P. Duffy (Senior Vice President, Law and Public Policy and General Counsel), Dr. Istvan Molnar (Chief Medical Officer)

PEO Total Compensation Amount	$ 9,479,445	$ 6,185,143	$ 4,326,357
PEO Actually Paid Compensation Amount	$ 21,038,162	14,893,417	300,587
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Subtractions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2022		2021		2020
	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)

Total Compensation from SCT	9,479,445	2,968,158	6,185,143	1,571,289	4,326,357	1,114,249
Subtractions:
SCT Value of Stock and Option Awards	7,246,107	2,047,348	4,036,516	988,038	2,895,255	541,996
Adjustments:
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year end	6,639,815	1,848,646	6,809,771	1,089,451	2,169,385	420,038
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	9,278,284	1,770,326	5,429,728	540,943	(2,315,727)	(295,815)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	2,886,725	670,174	505,290	85,754	(984,173)	(94,514)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	(138,040)	0	0
Compensation Actually Paid (as calculated)	21,038,162	5,209,956	14,893,417	2,161,359	300,587	601,962

Non-PEO NEO Average Total Compensation Amount	$ 2,968,158	1,571,289	1,114,249
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,209,956	2,161,359	601,962
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Subtractions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2022		2021		2020
	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)

Total Compensation from SCT	9,479,445	2,968,158	6,185,143	1,571,289	4,326,357	1,114,249
Subtractions:
SCT Value of Stock and Option Awards	7,246,107	2,047,348	4,036,516	988,038	2,895,255	541,996
Adjustments:
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year end	6,639,815	1,848,646	6,809,771	1,089,451	2,169,385	420,038
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	9,278,284	1,770,326	5,429,728	540,943	(2,315,727)	(295,815)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	2,886,725	670,174	505,290	85,754	(984,173)	(94,514)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	(138,040)	0	0
Compensation Actually Paid (as calculated)	21,038,162	5,209,956	14,893,417	2,161,359	300,587	601,962

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income [Text Block]	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP and Company Net Revenue
Total Shareholder Return Vs Peer Group [Text Block]	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2022 to our performance were:

•	Net Revenue ;

•	Bonus EPS; and

•	rTSR versus the S&P 600 Health Care Index.

Total Shareholder Return Amount	$ 102.6	139.26	131.54
Peer Group Total Shareholder Return Amount	248.46	140.86	65.77
Net Income (Loss)	$ 28,100,000	$ (71,300,000)	$ (13,500,000)
Company Selected Measure Amount	935.1	425.2	339.4
PEO Name	Mary Anne Heino.
Closing Stock Prices	$ 50.96	$ 28.89	$ 13.49
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Non-GAAP Measure Description [Text Block]	GAAP Revenue equals Net Revenue, so no reconciliations are required for 2022, 2021, or 2020. See our 2022 Annual Report on Form 10-K for the year ended December 31, 2022.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Bonus EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	rTSR versus the S&P 600 Health Care Index
PEO [Member] | SCT Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,246,107	4,036,516	2,895,255
PEO [Member] | Fair value at yearend of awards granted during the covered fiscal year that are outstanding and unvested at yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,639,815	6,809,771	2,169,385
PEO [Member] | Year over year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,278,284	5,429,728	(2,315,727)
PEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,886,725	505,290	(984,173)
PEO [Member] | Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | SCT Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,047,348	988,038	541,996
Non-PEO NEO [Member] | Fair value at yearend of awards granted during the covered fiscal year that are outstanding and unvested at yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,848,646	1,089,451	420,038
Non-PEO NEO [Member] | Year over year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,770,326	540,943	(295,815)
Non-PEO NEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	670,174	85,754	(94,514)
Non-PEO NEO [Member] | Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (138,040)	$ 0